Related parties 10-Q	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
Related parties
10. Related parties
Working Capital Note
In order to access additional capital prior to the Enhanced Games, on March 18, 2026, Enhanced entered into a Working Capital Note with Apeiron Investment Group (“Apeiron”) for a line of credit commitment up to $20.0 million. The terms of the Working Capital Note provide for an applicable interest rate of 5.0% per annum and a maturity date of September 18, 2027. The Working Capital Note also provides for mandatory prepayment of amounts outstanding under the Working Capital Note upon Closing if (a) the Business Combination has been consummated and (b) if after A Paradise shareholder redemptions and the payment of transaction expenses, the amount remaining in the Trust Account exceeds $
20.0
million; provided that such mandatory prepayment shall in no event exceed the amount by which such funds that remain in the Trust Account exceed $20.0 million. The Working Capital Note also provides that, in consideration for the commitment thereunder, the lock-up
restrictions applicable to Apeiron and its affiliates under the Transaction Support Agreement shall, in the event Apeiron or its applicable affiliates has entered into any pledge, hedge, swap or other arrangement that transfers to another, or disposes of (either alone or in connection with one or more events or developments (including the satisfaction or waiver of any conditions precedent)), any
of the interests (including economic consequences of ownership) with respect to any shares of Enhanced Group, cease to apply to such shares. As of March 31, 2026, no amounts have been drawn upon. In April 2026, the Company drew $10 million.
Simple Agreements for Future Equity Liabilities
The SAFEs issued to Apeiron were issued on the same terms as those issued to unrelated third-party investors in the same private placement. As of March 31, 2026, the SAFEs remain outstanding and have not yet been converted into equity.

10. Related parties
During the third quarter of 2025, Dr. Aron D’Souza resigned from all positions including as our President and Founder, and Chairman of the Board of Directors. For the years ended 2025 and 2024, Dr. D’Souza incurred business and consulting expenses of approximately $393,945 and $1,033,811, respectively, on behalf of the Company while the Company was seeking SAFE and Series A and B funding and was subsequently reimbursed by the Company. In relation to these expenses and consulting services performed, as of December 31, 2025 and December 31, 2024, Dr. D’Souza was owed $0 and $224,756, respectively. These amounts are included within accounts payable and accrued expenses on the Company’s consolidated balance sheets.
During 2025, the Company reimbursed Apeiron Investment Group Limited and its affiliates (collectively, “Apeiron”) out of pocket costs, fees and expenses of $250,000 pertaining to additional acquisition of securities of the Company. Christian Angermayer a non-employee
Director of the Company, and Founder of Apeiron, is a significant owner of the Company through affiliated entities.